Note 17 - Regulatory Capital - Capital Amounts and Ratios (Details) $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Common equity tier 1 capital, actual amount		$ 97,710	$ 89,473
Common equity tier 1 capital, actual percent of asset	[1]	0.1318	0.1362
Common equity tier 1 capital, amount required to be adequately capitalized		$ 33,368	$ 29,571
Common equity tier 1 capital, percent of assets required to be adequately capitalized	[1]	0.0450	0.0450
Common equity tier 1 capital, excess capital amount		$ 64,342	$ 59,902
Common equity tier 1 capital, excess capital percent of assets	[1]	0.0868	0.0912
Common equity tier 1 capital, amount to be well capitalized under prompt corrective action provisions		$ 48,199	$ 42,714
Common equity tier 1 capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.0650	0.0650
Tier 1 leverage, actual amount		$ 97,710	$ 89,473
Tier 1 leverage, actual percent of asset	[1]	0.0947	0.0985
Tier 1 leverage, amount required to be adequately capitalized		$ 41,283	$ 36,330
Tier 1 leverage, percent of assets required to be adequately capitalized	[1]	0.0400	0.0400
Tier 1 leverage, excess capital amount		$ 56,427	$ 53,143
Tier 1 leverage, excess capital percent of assets	[1]	0.0547	0.0585
Tier 1 leverage, amount to be well capitalized under prompt corrective action provisions		$ 51,603	$ 45,412
Tier 1 leverage, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.0500	0.0500
Tier 1 risk-based capital, actual amount		$ 97,710	$ 89,473
Tier 1 risk-based capital, actual percent of asset	[1]	0.1318	0.1362
Tier 1 risk-based capital, amount required to be adequately capitalized		$ 44,491	$ 39,428
Tier 1 risk-based capital, percent of assets required to be adequately capitalized	[1]	0.0600	0.0600
Tier 1 risk-based capital, excess capital amount		$ 53,219	$ 50,045
Tier 1 risk-based capital, excess capital percent of assets	[1]	0.0718	0.0762
Tier 1 risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 59,322	$ 52,571
Tier 1 risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.0800	0.0800
Total risk-based capital, actual amount		$ 106,979	$ 97,717
Total risk-based capital, actual percent of asset	[1]	0.1443	0.1487
Total risk-based capital, amount required to be adequately capitalized		$ 59,322	$ 52,571
Total risk-based capital, percent of assets required to be adequately capitalized	[1]	0.0800	0.0800
Total risk-based capital, excess capital amount		$ 47,657	$ 45,146
Total risk-based capital, excess capital percent of assets	[1]	0.0643	0.0687
Total risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 74,152	$ 65,714
Total risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.1000	0.1000

[1]	Based upon the Bank’s adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.